Commitments and Contingencies (Operating Leases of Lessee Disclosure) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies [Abstract]
Operating lease rental payments, 2016	$ 691
Operating lease rental payments, 2017	635
Operating lease rental payments, 2018	437
Operating lease rental payments	$ 1,763